Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	Depreciable
	lives-new		Original Cost		Net Carrying Value
December 31 (Dollars in millions)	(in years)		2014	2013	2014	2013

GE
Land and improvements	8	(a)	$700	$707	$689	$671
Buildings, structures and related equipment	8-40		7,683	8,910	3,048	4,205
Machinery and equipment	4-20		23,437	25,323	9,085	9,701
Leasehold costs and manufacturing plant under construction	1-10		4,731	3,309	4,385	2,997
			36,551	38,249	17,207	17,574

GECC(b)
Land and improvements, buildings, structures and related equipment	1-35	(a)	2,036	2,242	811	840
Equipment leased to others
Aircraft(c)	20		49,280	50,337	32,795	34,938
Vehicles	1-20		14,251	14,656	8,144	8,312
Railroad rolling stock	4-50		4,379	4,636	2,998	3,129
Construction and manufacturing	1-20		3,411	2,916	2,321	1,955
All other	6-25		3,678	3,518	2,360	2,248
			77,035	78,305	49,429	51,422
Eliminations			(462)	(419)	(390)	(354)
Total			$113,124	$116,135	$66,246	$68,642

(a) Depreciable lives exclude land.

(b) Included $1,845 million and $1,325 million of original cost of assets leased to GE with accumulated amortization of $560 million and $332 million at December 31, 2014 and 2013, respectively.

(c) The GECAS business of GE Capital recognized impairment losses of $445 million and $732 million in 2014 and 2013, respectively. These losses are recorded in the caption “Other costs and expenses” in the Statement of Earnings to reflect adjustments to fair value based on an evaluation of average current market values (obtained from third parties) of similar type and age aircraft, which are adjusted for the attributes of the specific aircraft under lease.

Rentals due from customers for equipment on operating leases
(In millions)

Due in
2015	$6,953
2016	5,731
2017	4,658
2018	3,652
2019	2,886
2020 and later	7,375
Total	$31,255